Leases - Maturity Analysis of Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 27,634	$ 14,981
Less than one year
Statement Line Items [Line Items]
Total undiscounted lease obligations	7,014	5,801
One to three years
Statement Line Items [Line Items]
Total undiscounted lease obligations	10,736	6,370
More than three years
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 9,884	$ 2,810